Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss), net of tax	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2022	$ 587,683	$ 1,617,093	$ 87,537	$ (1,393)	$ (1,076,198)	$ (39,356)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	15,339	9,059	6,280
Employee taxes withheld on certain share-based payment arrangements	(713)		(713)
Income tax reserve	7,212				7,212
Payable pursuant to tax receivable agreement	33	33
Equity issued related to settlement of acquisition related contingent consideration	47,238	47,238
Equity issuances and other adjustments	2	2
Tax distributions to non-controlling interest holders	(42,947)		(10,177)		787	(33,557)
Excess cash distributions to non-controlling interest holders	(6,170)					(6,170)
Cresco LLC shares redeemed	0	16,027			(21,815)	5,788
Foreign currency translation	242			242
Net (loss) income	(179,852)				(175,522)	(4,330)
Ending balance at Dec. 31, 2023	428,067	1,689,452	82,927	(1,151)	(1,265,536)	(77,625)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	8	14	(6)
Share-based compensation	14,331	6,403	7,928
Employee taxes withheld on certain share-based payment arrangements	(746)		(746)
Payable pursuant to tax receivable agreement	21	21
Equity issuances related to acquisitions	2,850	2,850
Equity issuances and other adjustments	(200)	(200)
Tax distributions to non-controlling interest holders	10,570		32,647			(22,077)
Excess cash distributions to non-controlling interest holders	(5,155)					(5,155)
Cresco LLC shares redeemed	0	8,282			(12,512)	4,230
Foreign currency translation	(1,081)			(1,081)
Net (loss) income	(60,489)				(74,438)	13,949
Ending balance at Dec. 31, 2024	$ 388,176	$ 1,706,822	$ 122,750	$ (2,232)	$ (1,352,486)	$ (86,678)